Other current assets and other current liabilities - Other current liabilities (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other current assets and other current liabilities
Contract liability related to guarantees issued	₽ 1,185	₽ 521
Deferred income	138
Contract liability related to loyalty program		66
Other	35	60
Total other current liabilities	₽ 1,358	₽ 647